Sorrento Stock Purchase Agreement (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Sep. 21, 2023	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Feb. 29, 2024	Dec. 31, 2023	Jul. 05, 2023
Warrants outstanding			5,467,692			6,854,309
Public Warrants [Member]
Warrants outstanding			5,467,692			6,854,309
Penny Warrants [Member]
Warrants outstanding			6,500,000	6,500,000
Warrants exercised price	$ 0.01
Fair Value Of Warrants	$ 10.4
Warrants exercisable date		Mar. 14, 2025	Mar. 14, 2025
Sorrento Stock Purchase Agreement [Member]
Shares Purchased Under Stock Purchase Agreement	88,685	88,685
Sorrento Stock Purchase Agreement [Member] | Common Stock [Member]
Shares Purchased Under Stock Purchase Agreement	1,716,245	39,617	39,617
Sorrento Stock Purchase Agreement [Member] | Preferred Stock [Member]
Shares Purchased Under Stock Purchase Agreement	29,057,097
Shares Purchased At Par Value Under Stock Purchase Agreement	$ 0.0001
Fair Value of stock repurchased	$ 52.6
Sorrento Stock Purchase Agreement [Member] | Private Warrants [Member]
Shares Purchased Under Stock Purchase Agreement	3,104,000
Sorrento Stock Purchase Agreement [Member] | Public Warrants [Member]
Shares Purchased Under Stock Purchase Agreement	1,386,617
Oramed Note
Legal fees and expenses	$ 12.3
Cash payment	$ 10.0
Oramed Note | Closing Penny Warrant [Member]
Issue of warrants					25,211
Oramed Note | Closing Penny Warrant [Member] | Common Stock [Member]
Issue of warrants	4,500,000
Warrants exercised price	$ 0.01
Oramed Note | Subsequent Penny Warrants [Member]
Transfer of warrants	4,000,000
Oramed Note | Subsequent Penny Warrants [Member] | Common Stock [Member]
Issue of warrants	8,500,000
Warrants exercised price	$ 0.01
Oramed Note | Penny Warrants [Member] | Common Stock [Member]
Issue of warrants	114,286
Number Of Share Outstanding	9.90%
Sorrento [Member]
Excise tax liability		$ 0.9	$ 0.5			$ 1.3
Sorrento [Member] | Junior DIP Facility [Member]
Initial principal amount	$ 20.0						$ 20.0